UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark Lazarczyk     Goshen, New York    February 5, 2007
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		$102,777

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     	   SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      439     5630 SH	     SOLE	              	     5630        0                 0
ALLIED WASTE INDUSTRIES	       COM		019589308      683    55600 SH	     SOLE                  	    55600        0                0
AMERICAN INTL GROUP INC	       COM		026874107     1882    26268 SH	     SOLE		     26268        0               0
AMGEN INC COM		       COM		031162100      226     3746 SH	     SOLE		      3746        0                0
AT & T INC		       COM		00206R102      338     9460 SH	     SOLE		      9460        0                0
AUTO DATA PROCESSING	       COM		053015103     1460    29645 SH	     SOLE		     29645        0               0
BANK AMERICA CORP	      	       COM		060505104     6074   113764 SH     SOLE		    113764        0              0
BANK OF NEW YORK CO INC	       COM		064057102     1476    37490 SH	     SOLE		     37490        0                0
BELLSOUTH CORPORATION	       COM		079860102      494    10477 SH	     SOLE		     10477        0                0
BERKSHIRE BANCP INC DEL	       COM		084597202     1521    91979 SH	     SOLE		     91979        0                0
BEST BUY INC		       COM		086516101     1501    30511 SH	     SOLE		     30511        0                0
BP AMOCO PLC		       COM		055622104     1931    28784 SH	     SOLE		     28784        0                0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1666    63309 SH	     SOLE		     63309        0                0
C V S CORP DEL		       COM		126650100     1916    61980 SH	     SOLE		     61980        0                0
CARDINAL HEALTH INC	       	       COM		14149Y108     1818    28215 SH	     SOLE		     28215        0                0
CHEVRONTEXACO CORP	       COM		166764100     2453    33364 SH	     SOLE		     33364        0                0
CHUBB CORPORATION	       	       COM		171232101     1881    35546 SH	     SOLE		     35546        0                0
CISCO SYSTEMS INC	       	       COM		17275R102     3406   124615 SH     SOLE		    124615        0              0
CITIGROUP		       COM		172967101     1841    33053 SH	     SOLE		     33053        0                0
CITRIX SYSTEMS INC	       	       COM		177376100      952    35200 SH	     SOLE		     35200        0                0
COMMUNITY BK OF ORANGE	       COM		203570106	43    10200 SH	     SOLE		     10200        0                0
E M C CORP MASS		       COM		268648102      663    50240 SH	     SOLE		     50240        0                0
ELECTRONIC DATA SYS CORP       	       COM		286661104     1051    38144 SH	     SOLE		     38144        0                0
EMERSON ELECTRIC CO	       COM		291011104     1986    45054 SH	     SOLE		     45054        0                0
EXXON MOBIL CORPORATION	       COM		30231G102     3812    49744 SH	     SOLE		     49744        0                0
FEDERAL NATL MTG ASSN	       COM		313586109     2114    35603 SH	     SOLE		     35603        0                0
GENERAL ELECTRIC COMPANY       	       COM		369604103     3411    91666 SH	     SOLE		     91666        0                0
GOLDMAN SACHS GROUP INC	       COM		38141G104     2598    13030 SH	     SOLE		     13030        0                0
HALLIBURTON COMPANY	       COM		406216101     2375    76500 SH	     SOLE		     76500        0                0
HEWLETT PACKARD COMPANY	       COM		428236103      208     5054 SH	     SOLE		      5054        0                 0
HOME DEPOT INC		       COM		437076102     2614    65095 SH	     SOLE		     65095        0               0
HONEYWELL INTERNATIONAL	       COM		438516106      203     4493 SH	     SOLE		      4493        0                  0
INTEL CORP		       COM		458140100     2331   115100 SH     SOLE		    115100        0               0
INTL BUSINESS MACHINES	       COM		459200101      701     7220 SH	     SOLE		      7220        0                  0
INTL FLAVOR & FRAGRANCES       	       COM		459506101      940    19125 SH	     SOLE		     19125        0                 0
JOHNSON & JOHNSON	       	       COM		478160104     3870    58617 SH	     SOLE		     58617        0                0
JP MORGAN CHASE & CO	       COM		46625H100     2069    42845 SH	     SOLE		     42845        0                 0
KRAFT FOODS INC		       COM		50075N104      805    22543 SH	     SOLE		     22543        0                 0
LOWES COMPANIES INC	      	       COM		548661107      418    13410 SH	     SOLE		     13410        0                 0
M & T BANK CORP		       COM		55261F104      269     2200 SH	     SOLE		      2200        0                   0
MCDONALDS CORPORATION	       COM		580135101      364     8215 SH	     SOLE		      8215        0                  0
MEDCOHEALTH SOLUTIONS	       COM		58405U102      606    11341 SH	     SOLE		     11341        0                 0
METLIFE INC		       COM		59156R108     1296    21968 SH	     SOLE	            	      21968        0                 0
MICROSOFT CORP		       COM		594918104     3111   104175 SH     SOLE		    104175        0                 0
NORTHROP GRUMMAN CORP	COM		666807102      443     6550 SH	     SOLE                    	        6550        0                  0
NABORS INDS INC		       COM		G6359F103     1282    43040 SH	     SOLE		     43040        0                   0
OPTIONABLE INC		       COM		684006109      240    90000 SH	     SOLE		     90000        0                   0
ORACLE CORPORATION	       COM		68389X105     2956   172490 SH     SOLE		    172490        0                 0
PEPSICO INCORPORATED	       COM		713448108     2287    36570 SH	     SOLE		     36570        0                   0
PFIZER INCORPORATED	       COM		717081103     2034    78520 SH	     SOLE		     78520        0                   0
PNC FINANCIAL SERVICES	       COM		693475105      700     9450 SH	     SOLE		      9450        0                    0
PRECISION CASTPARTS CORP       	       COM		740189105      606     7740 SH	     SOLE		      7740        0                    0
PROCTER & GAMBLE CO	       COM		742718109     1994    31019 SH	     SOLE		     31019        0                   0
PROVIDENT NEW YORK BANCORP   COM		744028101     1074    71668 SH	     SOLE	             	              0        0              71668
SARA LEE CORP		       COM		803111103      948    55650 SH	     SOLE		     55650        0                   0
SCHLUMERGER LTD		       COM		806857108      320     3480 SH       SOLE	             	       3480        0                   0
SOVEREIGN BANCORP INC	       COM		845905108     1480    58305 SH	     SOLE		     58305        0                   0
SUPERVALU INC		       COM		868536103     1160    32461 SH	     SOLE 		     32461        0                   0
SYSCO CORPORATION	      	       COM		871829107     1059    28795 SH	     SOLE		     28795        0                   0
THE CHARLES SCHWAB CORP	       COM		808513105     1621    83812 SH	     SOLE		     83812        0                   0
THERMO ELECTRON CORP	       COM		883556102     2656    58640 SH	     SOLE		     58640        0                  0
TIME WARNER INC		       COM		00184A105      876    40241 SH	     SOLE		     40241        0                   0
TYCO INTL LTD NEW	       	       COM		902124106      852    28040 SH	     SOLE		     28040        0                   0
U S B HOLDING COMPANY INC      	       COM		902910108      203     8431 SH	     SOLE 		      8431        0                     0
UNITED PARCEL SERVICE B	       COM		911312106      282     3766 SH	     SOLE		      3766        0                     0
VALLEY NATIONAL BANCORP	       COM		919794107      321    12118 SH	     SOLE		     12118        0                    0
VERIZON COMMUNICATIONS	       COM		92343V104      211    56635 SH	     SOLE		     56635        0                    0
WAL-MART STORES INC	       COM		931142103      184    39770 SH	     SOLE		     39770        0                    0
WATSON PHARMACEUTICALS	       COM		942683103     1248    47950 SH	     SOLE		     47950        0                    0
WELLS FARGO  & CO NEW	       COM		949746101      340     9556 SH	     SOLE		      9556        0                     0